Right to Use Assets and Leases payable - Summary of Information About Right of Use Assets (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		R$ 2,150,286
Amortization		260,716		R$ 242,670		R$ 216,609
Balance at end of period		R$ 1,651,295		R$ 2,150,286
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Adoption IFRS 16						(56,114)
Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Adoption IFRS 16						16,186
Impairment
Disclosure of quantitative information about right-of-use assets [line items]
Adoption IFRS 16
Vehicles [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		8 years		8 years		7 years
Equipment [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		12 years		13 years		13 years
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		R$ 2,150,286		R$ 1,980,912
Adoption IFRS 16						R$ 1,731,427
Additions and remeasurement		296,402		523,220		402,864
Write-offs		(75,735)		(34,631)		(50,462)
Transfer		(11,935)	[1]			111,822
Effect of foreign currency exchange rate variation		1,837		9,107		85,319
Amortization		(359,506)		(328,322)		(300,058)
Reclassification to assets held for sale	[2]	(350,054)
Balance at end of period		1,651,295		2,150,286		1,980,912
Right-of-use assets [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		2,735,591		2,287,797
Adoption IFRS 16						1,731,427
Additions and remeasurement		335,359		523,220		402,864
Write-offs		(166,204)		(86,994)		(57,586)
Transfer			[1]			125,890
Effect of foreign currency exchange rate variation		3,318		11,568		85,202
Amortization
Reclassification to assets held for sale	[2]	(624,202)
Balance at end of period		2,283,862		2,735,591		2,287,797
Right-of-use assets [member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(585,305)		(306,885)
Adoption IFRS 16
Additions and remeasurement
Write-offs		90,469		52,363		7,124
Transfer		(11,935)	[1]			(14,068)
Effect of foreign currency exchange rate variation		(1,481)		(2,461)		117
Amortization		(359,506)		(328,322)		(300,058)
Reclassification to assets held for sale	[2]	235,191
Balance at end of period		(632,567)		(585,305)		R$ (306,885)
Right-of-use assets [member] | Impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period
Additions and remeasurement		(38,957)
Write-offs
Transfer	[1]
Effect of foreign currency exchange rate variation
Amortization
Reclassification to assets held for sale	[2]	38,957
Balance at end of period
Right-of-use assets [member] | Real Estate Property [Member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		10 years	[3]	10 years		7 years
Balance at beginning of period		R$ 2,254,432	[3]	R$ 2,068,254
Adoption IFRS 16						R$ 1,636,330
Additions and remeasurement		257,787	[3]	259,244		308,622
Write-offs		(150,718)	[3]	(78,529)		(55,605)
Transfer			[1],[3]			98,043
Effect of foreign currency exchange rate variation		1,295	[3]	5,463		80,930
Amortization			[3]
Reclassification to assets held for sale	[2],[3]	(569,323)
Balance at end of period		1,793,473	[3]	2,254,432	[3]	2,068,254
Right-of-use assets [member] | Real Estate Property [Member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(481,975)		(256,430)
Adoption IFRS 16
Additions and remeasurement
Write-offs		76,954		46,282		6,682
Transfer			[1]
Effect of foreign currency exchange rate variation		(530)		(697)		36
Amortization		(283,882)		(271,130)		(262,750)
Reclassification to assets held for sale	[2]	199,963
Balance at end of period		(489,470)		(481,975)		R$ (256,430)
Right-of-use assets [member] | Real Estate Property [Member] | Impairment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period
Additions and remeasurement		(38,957)
Write-offs
Transfer	[1]
Effect of foreign currency exchange rate variation
Amortization
Reclassification to assets held for sale	[2]	38,957
Balance at end of period
Right-of-use assets [member] | Port Area [Member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		20 years		20 years			[4]
Balance at beginning of period		R$ 268,534		R$ 68,007	[4]
Adoption IFRS 16	[4]
Additions and remeasurement		31,096	[5]	200,527		68,007	[4]
Write-offs							[4]
Transfer			[1]				[4]
Effect of foreign currency exchange rate variation							[4]
Amortization							[4]
Reclassification to assets held for sale	[2]
Balance at end of period		299,630		268,534		68,007	[4]
Right-of-use assets [member] | Port Area [Member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(3,962)
Additions and remeasurement
Write-offs
Transfer	[1]	(11,935)
Effect of foreign currency exchange rate variation
Amortization		(7,629)		(3,962)
Reclassification to assets held for sale	[2]
Balance at end of period		R$ (23,526)		R$ (3,962)
Right-of-use assets [member] | Vehicles [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		4 years		4 years
Balance at beginning of period		R$ 139,843		R$ 91,868
Additions and remeasurement		26,589		55,616
Write-offs		(9,315)		(7,893)
Transfer	[1]
Effect of foreign currency exchange rate variation		103		252
Amortization
Reclassification to assets held for sale	[2]	(11,047)
Balance at end of period		146,173		139,843		91,868
Right-of-use assets [member] | Vehicles [member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(63,091)		(27,492)
Additions and remeasurement
Write-offs		7,032		5,509
Transfer	[1]
Effect of foreign currency exchange rate variation		(54)		232
Amortization		(48,146)		(41,340)
Reclassification to assets held for sale	[2]	5,392
Balance at end of period		R$ (98,867)		R$ (63,091)		(27,492)
Right-of-use assets [member] | Equipment [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		6 years		6 years
Balance at beginning of period		R$ 44,936		R$ 31,822
Additions and remeasurement		19,887		7,833
Write-offs		(6,171)		(572)
Transfer	[1]
Effect of foreign currency exchange rate variation		1,920		5,853
Amortization
Reclassification to assets held for sale	[2]	(43,832)
Balance at end of period		16,740		44,936		31,822
Right-of-use assets [member] | Equipment [member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(19,619)		(7,600)
Additions and remeasurement
Write-offs		6,483		572
Transfer	[1]
Effect of foreign currency exchange rate variation		(897)		(1,996)
Amortization		(17,637)		(10,595)
Reclassification to assets held for sale	[2]	29,836
Balance at end of period		R$ (1,834)		R$ (19,619)		(7,600)
Right-of-use assets [member] | Other assets [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		20 years		20 years
Balance at beginning of period		R$ 27,846		R$ 27,846
Additions and remeasurement
Write-offs
Transfer	[1]
Effect of foreign currency exchange rate variation
Amortization
Reclassification to assets held for sale	[2]
Balance at end of period		27,846		27,846		27,846
Right-of-use assets [member] | Other assets [member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(16,658)		(15,363)
Additions and remeasurement
Write-offs
Transfer	[1]
Effect of foreign currency exchange rate variation
Amortization		(2,212)		(1,295)
Reclassification to assets held for sale	[2]
Balance at end of period		R$ (18,870)		(16,658)		R$ (15,363)
Right-of-use assets [member] | Other assets including vehicles and equipment [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life						4 years
Balance at beginning of period				151,470
Adoption IFRS 16						R$ 95,097
Additions and remeasurement						26,235
Write-offs						(1,981)
Transfer						27,847
Effect of foreign currency exchange rate variation						4,272
Amortization
Balance at end of period						151,470
Right-of-use assets [member] | Other assets including vehicles and equipment [member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period				(50,853)
Adoption IFRS 16
Additions and remeasurement
Write-offs						442
Transfer						(14,068)
Effect of foreign currency exchange rate variation						81
Amortization						(37,308)
Balance at end of period						(50,853)
Right-of-use assets [member] | Real Estate Property [Member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period				2,068,320
Balance at end of period						2,068,320
Right-of-use assets [member] | Real Estate Property [Member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period				R$ (256,032)
Balance at end of period						R$ (256,032)

[1]	Refers to the amortization of right-of-use assets in the subsidiary Tequimar Vila do Conde Logística Portuária S.A. (“Tequimar Vila do Conde”), which is being capitalized as Construction in progress, starting its operation in December 2021.
[2]	For further information. see Note 3.c.1.
[3]	Includes lease contracts as presented in Note 9.a.
[4]	Refers to the area port lease, which R$ was paid by the Company’s subsidiaries in the fourth quarter of 2019.
[5]	Includes balances of R$ 14,905 referring to initial direct costs of right-of-use assets.